INTANGIBLE ASSETS, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
INTANGIBLE ASSETS, NET
Less: accumulated amortization	$ (307,298)		$ (238,016)
Intangible assets, net	472,087		558,226
Purchase of software	23,052
Amortization expense	84,676	$ 41,298
Copy rights
INTANGIBLE ASSETS, NET
Intangible assets, gross	715,552		752,288
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 63,833		$ 43,954